MUNICIPAL INCOME TRUST II       Two World Trade Center, New York, New York 10048

LETTER TO THE SHAREHOLDERS June 30, 1998

DEAR SHAREHOLDER:

We are pleased to present the semiannual report on the operations of Municipal Income Trust II (TFB) for the period ended June 30, 1998.

The deflationary impact of the Asian financial crisis has begun to temper U.S. economic growth. Although employment conditions strengthened in the United States and unemployment declined to its lowest level since 1970, inflation remained subdued. This was primarily the result of improved productivity, lower oil costs and cheaper imports.

Foreign currency turmoil strengthened the value of the U.S. dollar and created demand for U.S. Treasury securities. Municipal bonds followed the trend of Treasuries, with yields declining to a range not seen in over 20 years. The bond market rally was also aided by prospects of the first federal budget surplus in more than two decades.

MUNICIPAL MARKET CONDITIONS

Long-term insured index yields stood at 5.20 percent at the end of June 1998. Since the beginning of the year index yields have ranged from


                            BOND YIELDS 1994 - 1998

       30-Year Insured               30-Year U.S.                 Insured Municipal Yields as a
       Municipal Yields            Treasury Yields             Percentage of U.S. Treasury Yields
1994        5.4%                         6.34%                              85.17%
            5.4                          6.24                               86.54
            5.8                          6.66                               87.09
            6.4                          7.09                               90.27
            6.35                         7.32                               86.75
            6.25                         7.43                               84.12
            6.5                          7.61                               85.41
            6.25                         7.39                               84.57
            6.3                          7.45                               84.56
            6.55                         7.81                               83.87
            6.75                         7.96                               84.8
            7                            8.00                               87.5
            6.75                         7.88                               85.66
1995        6.4                          7.70                               83.12
            6.15                         7.44                               82.66
            6.15                         7.43                               82.77
            6.2                          7.34                               84.47
            5.8                          6.66                               87.09
            6.1                          6.62                               92.15
            6.1                          6.86                               88.92
            6                            6.66                               90.09
            5.95                         6.48                               91.82
            5.75                         6.33                               90.84
            5.5                          6.14                               89.58
            5.35                         5.94                               90.07
1996        5.4                          6.03                               89.55
            5.6                          6.46                               86.69
            5.85                         6.66                               87.84
            5.95                         6.89                               86.36
            6.05                         6.99                               86.55
            5.9                          6.89                               85.63
            5.85                         6.97                               83.93
            5.9                          7.11                               82.98
            5.7                          6.93                               82.25
            5.65                         6.64                               85.09
            5.5                          6.35                               86.61
            5.6                          6.63                               84.46
1997        5.7                          6.79                               83.95
            5.65                         6.80                               83.09
            5.9                          7.10                               83.1
            5.75                         6.94                               82.85
            5.65                         6.91                               81.77
            5.6                          6.78                               82.6
            5.3                          6.30                               84.13
            5.5                          6.61                               83.21
            5.4                          6.40                               84.38
            5.35                         6.15                               86.99
            5.3                          6.05                               87.6
            5.15                         5.92                               86.99
1998        5.15                         5.80                               88.79
            5.2                          5.92                               87.84
            5.25                         5.93                               88.53
            5.35                         5.95                               89.92
            5.2                          5.80                               89.66
            5.2                          5.65                               92.04


Source:  Municipal Market Data

MUNICIPAL INCOME TRUST II
a low of 5.15 percent in January to 5.35 percent in April. Insured index yields were as high as 5.60 percent in June 1997.

The overall decline in interest rates led to an increase in new-issue municipal volume. In contrast, U.S. Treasury borrowing needs have shrunk with the decline in the budget deficit. Under these conditions the municipal rally lagged the rally in Treasuries. The ratio of municipal yields to Treasury yields improved from 83 percent in June 1997 to over 90 percent this June. A rising ratio means that municipals have underperformed Treasuries and have become more attractive on a relative basis.

For the year-to-date, total municipal volume of $141 billion is up 50 percent from the same period last year. Half the underwritings were enhanced with bond insurance. Refundings represented nearly one-third of total new issues.

PERFORMANCE

During the six-month period ended June 30, 1998, the Fund's net asset value
(NAV) moved from $10.39 to $10.36 per share. Based on this NAV change plus reinvestment of tax-free dividends of $0.27 per share and a long-term capital gains distribution of $0.0428 per share, the Fund's total NAV return was 3.08 percent. TFB's price on the New York Stock Exchange slipped from $9.625 to $9.50 per share. Based on this change in market price plus reinvestment of dividends and distributions, the Fund's total market return was 1.94 percent. On June 30, 1998 TFB was trading at a 8.3 percent discount (lower than) to NAV.

Monthly dividends for the second quarter of 1998 were declared in March and remained unchanged at $0.045 per share. The level of undistributed net investment income remained unchanged at $0.011 per share.

The Fund's procedure for reinvestment of all dividends and distributions on common shares is through purchases in the open market. This method helps to support the market value of TFB's shares. In addition, we would like to remind you that the Trustees have approved a procedure whereby the Fund may, when appropriate, purchase shares in the open market or in privately negotiated transactions at a price not above market value or net asset value, whichever is lower at the time of purchase.

PORTFOLIO STRUCTURE

During the past six months the portfolio's duration, a measure of sensitivity to interest rate changes, was extended from 6.8 years to 7.9 years. This was primarily accomplished by selling refunded bonds

MUNICIPAL INCOME TRUST II

LARGEST SECTORS AS OF JUNE 30, 1998
(% OF NET ASSETS)

ELECTRIC                                                          15%
HOSPITAL                                                          14%
TRANSPORTATION                                                    10%
GENERAL OBLIGATION                                                 9%
MORTGAGE                                                           8%
EDUCATION                                                          7%
REFUNDED                                                           7%
IDR/PCR*                                                           6%
RESOURCE RECOVERY                                                  5%
ALL OTHERS                                                        19%

* INDUSTRIAL DEVELOPMENT/POLLUTION CONTROL REVENUE
PORTFOLIO STRUCTURE IS SUBJECT TO CHANGE

CREDIT RATINGS AS OF JUNE 30, 1998
(% OF TOTAL LONG-TERM PORTFOLIO)

Aaa or AAA                                                        52%
A or A                                                            20%
Aa or AA                                                          16%
Baa or BBB                                                         7%
N/R                                                                5%

AS MEASURED BY MOODY'S INVESTORS SERVICES, INC. OR
STANDARD & POOR'S CORP.

PORTFOLIO STRUCTURE IS SUBJECT TO CHANGE.

CALL STRUCTURE AS OF JUNE 30, 1998
(% OF TOTAL LONG-TERM PORTFOLIO)

WEIGHTED AVERAGE
CALL PROTECTION: 8 YEARS

YEARS BONDS CALLABLE                      PERCENT CALLABLE
        1998                                      4%
        1999                                      1%
        2000                                      3%
        2001                                      3%
        2002                                      3%
        2003                                     11%
        2004                                      8%
        2005                                     11%
        2006                                     14%
        2007                                     17%
        2008                                     12%
        2009+                                    13%

PORTFOLIO STRUCTURE IS SUBJECT TO CHANGE.

MUNICIPAL INCOME TRUST II
to purchase new issues. The refunded bond position was reduced from 10 percent to 7 percent of net assets.

Investments were diversified among 14 long-term sectors and 60 credits. Throughout the period, high credit quality was maintained with nearly 70 percent of the portfolio's long-term holdings rated double or triple "A." The average maturity of the portfolio was 20 years. As illustrated in the accompanying chart the distribution of call dates produced 8 years of weighted average call protection.

LOOKING AHEAD

The economic fundamentals are in place for another year of solid economic growth in the United States. Events in Asia have strengthened the U.S. dollar and contributed to lower interest rates. Furthermore, the Asian financial crisis seems likely to continue to moderate inflationary pressures and provide a favorable environment for municipal bonds. The Federal Reserve Board remains sensitive to the risk of an acceleration in labor costs but has maintained its neutral stance.

We appreciate your ongoing support of Municipal Income Trust II and look forward to continuing to serve your investment needs.

Very truly yours,

/s/ CHARLES A. FIUMEFREDDO

CHARLES A. FIUMEFREDDO
Chairman of the Board

MUNICIPAL INCOME TRUST II

RESULTS OF ANNUAL MEETING (unaudited)

                             *         *         *

On June 23, 1998, an annual meeting of the Fund's shareholders was held for the purpose of voting on two separate matters, the results of which were as follows:

(1) ELECTION OF TRUSTEES:

Edwin J. Garn
For.........................................................  21,280,175
Withheld....................................................     505,589

John R. Haire
For.........................................................  21,267,156
Withheld....................................................     518,608

Michael E. Nugent
For.........................................................  21,308,857
Withheld....................................................     476,907

Philip J. Purcell
For.........................................................  21,283,645
Withheld....................................................     502,119

  The following Trustees were not standing for reelection at this meeting:
  Michael Bozic, Charles A. Fiumefreddo, Wayne E. Hedien,
  Dr. Manuel H. Johnson and John L. Schroeder.

(2) RATIFICATION OF THE SELECTION OF PRICEWATERHOUSECOOPERS LLP (THE SUCCESSOR FIRM TO PRICE WATERHOUSE LLP AS OF JULY 1, 1998) AS INDEPENDENT ACCOUNTANTS:

For.........................................................  21,329,741
Against.....................................................     113,396
Abstain.....................................................     342,627

MUNICIPAL INCOME TRUST II

PORTFOLIO OF INVESTMENTS June 30, 1998 (unaudited)

PRINCIPAL
AMOUNT IN                                                                 COUPON   MATURITY
THOUSANDS                                                                  RATE      DATE         VALUE
-----------------------------------------------------------------------------------------------------------
            TAX-EXEMPT MUNICIPAL BONDS (96.9%)
            General Obligation (9.0%)
$  3,000    Moulton-Niguel Water District, California, Refg 1993
             (MBIA).....................................................   5.00 %  09/01/19    $ 2,942,190
   5,000    Chicago, Illinois, Refg Ser 1995 A-2 (AMBAC)................   6.25    01/01/14      5,744,850
   2,000    Rosemont, Illinois, 1993 Ser B..............................   5.50    12/01/07      2,132,580
   3,000    Massachusetts, 1995 Ser B (AMBAC)...........................   5.50    07/01/15      3,121,560
   3,000    New York City, New York, 1995 Ser D (MBIA)..................   6.20    02/01/07      4,341,640
   4,000    New York State, Refg Ser 1995 B.............................   5.70    08/15/10      3,346,650
   3,175    Little Miami Local School District, Ohio, Ser 1998 (FGIC)...   4.875   12/01/23      3,060,605
--------                                                                                       -----------
  23,175                                                                                        24,690,075
--------                                                                                       -----------

            Educational Facilities Revenue (7.4%)
   5,000    Illinois Educational Facilities Authority, Northwestern
             University Ser 1997........................................   5.25    11/01/32      5,143,450
   2,000    Massachusetts Health & Educational Facilities Authority,
             Boston College Ser K.......................................   5.25    06/01/18      2,002,200
   2,000    New Jersey Economic Development Authority, Educational
             Testing Service Ser 1995 B (MBIA)..........................   6.25    05/15/25      2,216,740
            New York State Dormitory Authority,
   2,000     State University 1990 Ser A................................   7.50    05/15/13      2,544,540
   2,000     State University 1993 Ser A................................   5.25    05/15/15      2,061,040
   4,000    Delaware County Authority, Pennsylvania, Villanova
             University Ser 1995 (AMBAC)................................   5.70    08/01/15      4,231,000
   2,000    Vermont Educational & Health Building Financing Agency,
             Norwich University Ser 1998................................   5.50    07/01/18      1,997,580
--------                                                                                       -----------
  19,000                                                                                        20,196,550
--------                                                                                       -----------

            Electric Revenue (15.2%)
            North Carolina Municipal Power Agency, #1 Catawba Electric
   3,000     Ser 1998 A (MBIA)..........................................   5.50    01/01/14      3,210,780
   5,000     Ser 1998 A (MBIA)..........................................   5.50    01/01/15      5,342,700
  10,000    South Carolina Public Service Authority, Refg Ser 1996 A
             (MBIA).....................................................   5.75    01/01/13     10,718,100
  10,000    San Antonio, Texas, Electric & Gas Refg Ser 1994 C**........   4.70    02/01/06     10,136,900
   4,000    Intermountain Power Agency, Utah, Refg Ser 1997 B (MBIA)....   5.75    07/01/19      4,255,000
   3,000    Chelan County Public Utility District #1, Washington, Hydro
             Ser 1997 A (AMT)...........................................   5.60    07/01/32      3,099,570
   5,000    Washington Public Power Supply System, Proj #1 Refg Ser 1998
             A..........................................................   5.00    07/01/12      4,965,200
--------                                                                                       -----------
  40,000                                                                                        41,728,250
--------                                                                                       -----------

            Hospital Revenue (13.6%)
  10,000    University of Colorado Hospital Authority, Refg Ser 1997 A
             (AMBAC)....................................................   5.25    11/15/22     10,007,900
   4,500    Lakeland, Florida, Regional Medical Center Ser 1997
             (MBIA).....................................................   5.00    11/15/22      4,376,160
   5,000    Hawaii Department of Budget & Finance, Queen's Health 1996
             Ser A......................................................   6.00    07/01/20      5,381,650
   5,000    Maine Health & Higher Educational Facilities Authority, Ser
             1998 B (FSA) (WI)..........................................   4.875   07/01/23      4,780,800
   4,000    Michigan Hospital Finance Authority, Detroit Medical Center
             Ser 1997 A (AMBAC).........................................   5.25    08/15/27      4,003,080
   2,000    University of Missouri, Health Ser 1996 A (AMBAC)...........   5.50    11/01/16      2,066,760

                       SEE NOTES TO FINANCIAL STATEMENTS

MUNICIPAL INCOME TRUST II

PORTFOLIO OF INVESTMENTS June 30, 1998 (unaudited) continued

PRINCIPAL
AMOUNT IN                                                                 COUPON   MATURITY
THOUSANDS                                                                  RATE      DATE         VALUE
-----------------------------------------------------------------------------------------------------------
$  1,295    Ward County, North Dakota, Trinity Crossover Refg Ser 1991
             B..........................................................   7.50 %  07/01/21    $ 1,407,328
   2,500    Delaware County Authority, Catholic Health Ser 1998 A
             (AMBAC)....................................................   4.875   11/15/26      2,369,375
   3,000    Lehigh County General Purpose Authority, Lehigh Valley
             Health Network 1998 Ser A (MBIA)...........................   5.00    07/01/28      2,891,700
--------                                                                                       -----------
  37,295                                                                                        37,284,753
--------                                                                                       -----------

            Industrial Development/Pollution Control Revenue (6.4%)
   5,500    Wamego, Kansas, Kansas Gas & Electric Co Ser 1991 (MBIA)....   7.00    06/01/31      5,967,005
   2,000    New York State Energy Research & Development Authority, New
             York State Electric & Gas Corp 1987 Ser A (AMT) (MBIA).....   6.15    07/01/26      2,165,260
   5,000    Tulsa Municipal Airport Trust, Oklahoma, American Airlines
             Inc Ser 1988 (AMT).........................................   7.375   12/01/20      5,377,900
            Lexington County, South Carolina,
     780     Ellett Brothers Inc Refg Ser 1988..........................   7.50    09/01/02        796,653
   1,000     Ellett Brothers Inc Refg Ser 1988..........................   7.50    09/01/08      1,035,210
   2,000    Dallas-Fort Worth International Airport Facility Improvement
             Corporation, Texas, American Airlines Inc Ser 1995.........   6.00    11/01/14      2,107,160
--------                                                                                       -----------
  16,280                                                                                        17,449,188
--------                                                                                       -----------

            Mortgage Revenue - Single Family (7.6%)
   5,000    Alaska Housing Finance Corporation, 1997 Ser A (MBIA).......   6.00    06/01/27      5,244,800
   2,000    Chicago, Illinois, Ser 1997 B (AMT).........................   6.95    09/01/28      2,248,060
     725    Olathe, Kansas, GNMA Collateralized Ser 1989 A (AMT)
             (MBIA).....................................................   8.00    11/01/20        753,848
   4,025    Maine Housing Authority, Purchase 1990 Ser A-4 (AMT)........   6.40    11/15/23      4,190,629
   1,725    New Hampshire Housing Finance Authority, Residential
             GNMA-Backed Ser 1988 A (AMT)...............................   7.70    07/01/29      1,805,471
  27,870    Southeast Texas Housing Finance Corporation, GNMA-Backed Ser
             1988 A.....................................................   0.00    04/01/21      4,295,324
   2,250    Virginia Housing Development Authority, 1992 Ser A..........   7.10    01/01/22      2,360,588
--------                                                                                       -----------
  43,595                                                                                        20,898,720
--------                                                                                       -----------

            Nursing & Health Related Facilities Revenue (3.8%)
   2,000    Iowa Financing Authority, Care Initiatives Ser 1996.........   9.25    07/01/25      2,694,880
   2,861    Chester County Industrial Development Authority,
             Pennsylvania, RHA/PA Nursing Homes Inc Ser 1989............  10.125   05/01/19      2,671,945
            Kirbyville Health Facilities Development Corporation, Texas,
     623     Heartway III Corp Ser 1988 A...............................   0.00    03/20/04        498,687
   3,927     Heartway III Corp Ser 1988 A...............................  10.00    03/20/18      4,571,542
--------                                                                                       -----------
   9,411                                                                                        10,437,054
--------                                                                                       -----------

            Public Facilities Revenue (1.1%)
   3,000    New York State Dormitory Authority, Court Facilities Ser
             A..........................................................   5.625   05/15/13      3,095,430
--------                                                                                       -----------

                       SEE NOTES TO FINANCIAL STATEMENTS

MUNICIPAL INCOME TRUST II

PORTFOLIO OF INVESTMENTS June 30, 1998 (unaudited) continued

PRINCIPAL
AMOUNT IN                                                                 COUPON   MATURITY
THOUSANDS                                                                  RATE      DATE         VALUE
-----------------------------------------------------------------------------------------------------------
            Resource Recovery Revenue (5.0%)
$  8,000    Northeast Maryland Waste Disposal Authority, Montgomery
             County Ser 1993 A (AMT)....................................   6.30 %  07/01/16    $ 8,565,600
   5,000    Lancaster County Solid Waste Management Authority,
             Pennsylvania, 1998 Ser A (AMT) (AMBAC).....................   5.375   12/15/15      5,107,000
--------                                                                                       -----------
  13,000                                                                                        13,672,600
--------                                                                                       -----------

            Tax Allocation Revenue (1.9%)
   5,000    Rosemead Redevelopment Agency, California, 1993 Ser A.......   5.60    10/01/33      5,079,850
--------                                                                                       -----------

            Transportation Facilities Revenue (10.2%)
   5,000    Chicago, Illinois, Chicago-O'Hare International Airport Ser
             1996 A (AMBAC).............................................   5.625   01/01/12      5,284,450
   7,000    Massachusetts Turnpike Authority, Metropolitan Highway 1997
             Ser A (MBIA)...............................................   5.00    01/01/37      6,723,150
   3,000    Ohio Turnpike Commission, 1996 Ser A (MBIA).................   5.50    02/15/26      3,106,350
            Allegheny County, Pennsylvania,
   2,500     Greater Pittsburgh Int'l Airport Ser 1997 A (AMT) (MBIA)...   5.75    01/01/13      2,702,525
   3,000     Greater Pittsburgh Int'l Airport Ser 1997 B (MBIA).........   5.00    01/01/19      2,935,980
   4,000    Austin, Texas, Airport Prior Lien Ser 1995 A (AMT) (MBIA)...   6.125   11/15/25      4,327,440
   3,000    Pocahontas Parkway Association, Virginia, Route 895
             Connector Ser 1998 A (WI)..................................   5.50    08/15/28      2,980,560
--------                                                                                       -----------
  27,500                                                                                        28,060,455
--------                                                                                       -----------

            Water & Sewer Revenue (4.4%)
   3,000    Dade County, Florida, Ser 1995 (FGIC).......................   5.50    10/01/18      3,105,300
   3,000    Massachusetts Water Resources Authority, 1993 Ser C.........   5.25    12/01/20      2,999,850
   6,000    Prince William County Service Authority, Virginia, Refg Ser
             1993 (FGIC)................................................   5.00    07/01/21      5,847,900
--------                                                                                       -----------
  12,000                                                                                        11,953,050
--------                                                                                       -----------

            Other Revenue (4.3%)
   4,000    Mashantucket (Western) Pequot Tribe, Connecticut, Special
             1997 Ser B (a).............................................   5.75    09/01/27      4,065,600
   4,360    Tampa, Florida, Cap Impr Ser 1988 A.........................   8.25    10/01/18      4,403,905
   3,000    New York Local Government Assistance Corporation, Ser 1995
             A..........................................................   6.00    04/01/24      3,225,390
--------                                                                                       -----------
  11,360                                                                                        11,694,895
--------                                                                                       -----------

            Refunded (7.0%)
  20,100    San Francisco Redevelopment Agency, California, George R
             Moscone Convention Ctr Ser 1988............................   0.00#   07/01/04++   17,876,538
   1,235    Illinois Health Facilities Authority, Glen Oaks Medical
             Center Inc Refg 1990 Ser D (ETM)...........................   9.50    11/15/15      1,436,157
--------                                                                                       -----------
  21,335                                                                                        19,312,695
--------                                                                                       -----------
 281,951    TOTAL TAX-EXEMPT MUNICIPAL BONDS (Identified Cost $248,352,737).................   265,553,565
--------                                                                                       -----------

                       SEE NOTES TO FINANCIAL STATEMENTS

MUNICIPAL INCOME TRUST II

PORTFOLIO OF INVESTMENTS June 30, 1998 (unaudited) continued

PRINCIPAL
AMOUNT IN                                                                 COUPON   MATURITY
THOUSANDS                                                                  RATE      DATE         VALUE
-----------------------------------------------------------------------------------------------------------
            SHORT-TERM TAX-EXEMPT MUNICIPAL OBLIGATIONS (1.1%)
$  2,000    Dayton, Ohio, Emery Air Freight Corp Ser 1988 A.............  12.50 %  10/01/98++  $ 2,088,080
   1,000    Missouri Health & Educational Facilities Authority,
--------     Washington University Ser C (Demand 07/01/98)..............   3.80    09/01/30      1,000,000
                                                                                               -----------

   3,000    TOTAL SHORT-TERM TAX-EXEMPT MUNICIPAL OBLIGATIONS (Identified Cost
             $3,000,622)....................................................................     3,088,080
--------                                                                                       -----------

$284,951    TOTAL INVESTMENTS (Identified Cost $251,353,359) (b)...................    98.0%   268,641,645
========

            LIABILITIES IN EXCESS OF CASH AND OTHER ASSETS...........................   2.0      5,452,939
                                                                                      -----    -----------

            NET ASSETS..............................................................  100.0%  $274,094,584
                                                                                      =====    ===========


---------------------

 AMT   Alternative Minimum Tax.
 ETM   Escrowed to maturity.
 WI    Security was purchased on a "when-issued" basis.
 ++    Refunded on call date shown by forward contract or crossover refunded.
 **    A portion of this security is segregated in connection with the purchase of "when-issued" securities.
  #    Currently a zero coupon; will convert to 8.50% on July 1,
       2002.
 (a)   Sale is restricted to qualified institutional investors.
 (b)   The aggregate cost for federal income tax purposes
       approximates identified cost. The aggregate gross unrealized appreciation is $17,564,309 and the aggregate gross
       unrealized depreciation is $276,023, resulting in net
       unrealized appreciation of $17,288,286.

Bond Insurance:
---------------
AMBAC  AMBAC Indemnity Corporation.
FGIC   Financial Guaranty Insurance Company.
 FSA   Financial Security Assurance Inc.
MBIA   Municipal Bond Investors Assurance Corporation.

                       SEE NOTES TO FINANCIAL STATEMENTS

MUNICIPAL INCOME TRUST II

PORTFOLIO OF INVESTMENTS June 30, 1998 (unaudited) continued

                       GEOGRAPHIC SUMMARY OF INVESTMENTS
                Based on Market Value as a Percent of Net Assets
                                 June 30, 1998

Alaska...................       1.9%
California...............       9.4
Colorado.................       3.7
Connecticut..............       1.5
Delaware.................       0.9
Florida..................       4.3
Hawaii...................       2.0
Illinois.................       8.0
Iowa.....................       1.0
Kansas...................       2.4
Maine....................       3.3
Maryland.................       3.1
Massachusetts............       5.4
Michigan.................       1.5
Missouri.................       1.1
New Hampshire............       0.7
New Jersey...............       0.8
New York.................       7.6
North Carolina...........       3.1
North Dakota.............       0.5
Ohio.....................       3.0
Oklahoma.................       2.0
Pennsylvania.............       7.5
South Carolina...........       4.6
Texas....................       9.5
Utah.....................       1.6
Vermont..................       0.7
Virginia.................       4.0
Washington...............       2.9
                               ----
Total....................      98.0%
                               ====

                       SEE NOTES TO FINANCIAL STATEMENTS

MUNICIPAL INCOME TRUST II

FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES
June 30, 1998 (unaudited)

ASSETS:
Investments in securities, at value
  (identified cost $251,353,359)............................  $268,641,645
Cash........................................................       629,568
Receivable for:
    Investments sold........................................     8,428,389
    Interest................................................     4,375,806
Prepaid expenses and other assets...........................        46,523
                                                              ------------

    TOTAL ASSETS............................................   282,121,931
                                                              ------------

LIABILITIES:
Payable for:
    Investments purchased...................................     7,774,776
    Investment advisory fee.................................        94,262
    Administration fee......................................        59,178
Accrued expenses and other payables.........................        99,131
                                                              ------------

    TOTAL LIABILITIES.......................................     8,027,347
                                                              ------------

    NET ASSETS..............................................  $274,094,584
                                                              ============

COMPOSITION OF NET ASSETS:
Paid-in-capital.............................................  $251,627,809
Net unrealized appreciation.................................    17,288,286
Accumulated undistributed net investment income.............     2,810,822
Accumulated undistributed net realized gain.................     2,367,667
                                                              ------------

    NET ASSETS..............................................  $274,094,584
                                                              ============

NET ASSET VALUE PER SHARE,
  26,464,466 shares outstanding
  (unlimited shares authorized of $.01 par value)...........        $10.36
                                                                    ======

                      SEE NOTES TO FINANCIAL STATEMENTS

MUNICIPAL INCOME TRUST II

STATEMENT OF OPERATIONS
For the six months ended June 30, 1998 (unaudited)

NET INVESTMENT INCOME:

INTEREST INCOME.............................................  $ 8,119,393
                                                              -----------

EXPENSES
Investment management fee...................................      534,460
Administration fee..........................................      335,587
Professional fees...........................................       64,997
Transfer agent fees and expenses............................       37,486
Registration fees...........................................       15,993
Shareholder reports and notices.............................       13,869
Trustees' fees and expenses.................................        9,690
Custodian fees..............................................        7,032
Other.......................................................        5,589
                                                              -----------

    TOTAL EXPENSES..........................................    1,024,703

Less: expense offset........................................       (7,012)
                                                              -----------

    NET EXPENSES............................................    1,017,691
                                                              -----------

    NET INVESTMENT INCOME...................................    7,101,702
                                                              -----------

NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain...........................................    2,367,670
Net change in unrealized appreciation.......................   (2,226,820)
                                                              -----------

    NET GAIN................................................      140,850
                                                              -----------

NET INCREASE................................................  $ 7,242,552
                                                              ===========

                      SEE NOTES TO FINANCIAL STATEMENTS

MUNICIPAL INCOME TRUST II

STATEMENT OF CHANGES IN NET ASSETS
                                                      FOR THE SIX
                                                      MONTHS ENDED     FOR THE YEAR
                                                        JUNE 30,           ENDED
                                                          1998       DECEMBER 31, 1997
--------------------------------------------------------------------------------------
                                                      (unaudited)
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income...............................  $  7,101,702      $ 15,864,773
Net realized gain...................................     2,367,670         3,505,748
Net change in unrealized appreciation...............    (2,226,820)        4,887,429
                                                      ------------      ------------

    NET INCREASE....................................     7,242,552        24,257,950
                                                      ------------      ------------

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income...............................    (7,161,600)      (15,192,789)
Net realized gain...................................    (1,133,041)       (2,153,881)
                                                      ------------      ------------

    TOTAL...........................................    (8,294,641)      (17,346,670)
                                                      ------------      ------------

Decrease from transactions in shares of beneficial
 interest...........................................    (1,528,782)       (8,137,220)
                                                      ------------      ------------

    NET DECREASE....................................    (2,580,871)       (1,225,940)

NET ASSETS:
Beginning of period.................................   276,675,455       277,901,395
                                                      ------------      ------------

    END OF PERIOD
    (Including undistributed net investment income
    of $2,810,822 and $2,870,720, respectively)...    $274,094,584      $276,675,455
                                                      ============      ============

                       SEE NOTES TO FINANCIAL STATEMENTS

MUNICIPAL INCOME TRUST II

NOTES TO FINANCIAL STATEMENTS June 30, 1998 (unaudited)

1. ORGANIZATION AND ACCOUNTING POLICIES

Municipal Income Trust II (the "Fund"), is registered under the Investment Company Act of 1940, as amended, as a diversified, closed-end management investment company. The Fund's investment objective is to provide current income which is exempt from federal income tax. The Fund was organized as a Massachusetts business trust on March 15, 1988 and commenced operations on June 1, 1988.

The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

The following is a summary of significant accounting policies:

A. VALUATION OF INVESTMENTS -- Portfolio securities are valued by an outside independent pricing service approved by the Trustees. The pricing service has informed the Fund that in valuing the portfolio securities, it uses both a computerized matrix of tax-exempt securities and evaluations by its staff, in each case based on information concerning market transactions and quotations from dealers which reflect the bid side of the market each day. The Fund's portfolio securities are thus valued by reference to a combination of transactions and quotations for the same or other securities believed to be comparable in quality, coupon, maturity, type of issue, call provisions, trading characteristics and other features deemed to be relevant. Short-term debt securities having a maturity date of more than sixty days at time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost.

B. ACCOUNTING FOR INVESTMENTS -- Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on security transactions are determined by the identified cost method. Discounts are accreted and premiums are amortized over the life of the respective securities. Interest income is accrued daily except where collection is not expected.

C. FEDERAL INCOME TAX STATUS -- It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable and nontaxable income to its shareholders. Accordingly, no federal income tax provision is required.

D. DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- The Fund records dividends and distributions to its shareholders on the ex-dividend date. The amount of dividends and distributions from net investment

MUNICIPAL INCOME TRUST II

NOTES TO FINANCIAL STATEMENTS June 30, 1998 (unaudited) continued

income and net realized capital gains are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions which exceed net investment income and net realized capital gains for financial reporting purposes but not for tax purposes are reported as dividends in excess of net investment income or distributions in excess of net realized capital gains. To the extent they exceed net investment income and net realized capital gains for tax purposes, they are reported as distributions of paid-in-capital.

2. INVESTMENT ADVISORY AGREEMENT

Pursuant to an Investment Advisory Agreement with Morgan Stanley Dean Witter Advisors Inc. (the "Investment Advisor"), formerly Dean Witter InterCapital Inc., an affiliate of Morgan Stanley Dean Witter Services Company Inc. (the "Administrator"), the Fund pays the Investment Advisor an advisory fee, calculated weekly and payable monthly, by applying the following annual rates to the Fund's weekly net assets: 0.40% to the portion of the Fund's weekly net assets not exceeding $250 million and 0.30% to the portion of the Fund's weekly net assets exceeding $250 million.

Under the terms of the Agreement, in addition to managing the Fund's investments, the Investment Advisor maintains certain of the Fund's books and records and furnishes, at its own expense, office space, facilities, equipment, clerical, bookkeeping and certain legal services and pays the salaries of all personnel, including officers of the Fund who are employees of the Investment Advisor. The Investment Advisor also bears the cost of telephone services, heat, light, power and other utilities provided to the Fund.

3. ADMINISTRATION AGREEMENT

Pursuant to an Administration Agreement with the Administrator, the Fund pays an administration fee, calculated weekly and payable monthly, by applying the following annual rates to the Fund's weekly net assets: 0.25% to the portion of the Fund's weekly net assets not exceeding $250 million; 0.20% to the portion of the Fund's weekly net assets exceeding $250 million but not exceeding $500 million; 0.167% of the portion to the Fund's weekly net assets exceeding $500 million but not exceeding $750 million; and 0.133% to the portion of the Fund's weekly net assets exceeding $750 million.

MUNICIPAL INCOME TRUST II

NOTES TO FINANCIAL STATEMENTS June 30, 1998 (unaudited) continued

Under the terms of the Administration Agreement, the Administrator maintains certain of the Fund's books and records and furnishes, at its own expense, office space, facilities, equipment, clerical, bookkeeping and certain legal services and pays the salaries of all personnel, including officers of the Fund who are employees of the Administrator. The Administrator also bears the cost of telephone services, heat, light, power and other utilities provided to the Fund.

4. SECURITY TRANSACTIONS AND TRANSACTIONS WITH AFFILIATES

The cost of purchases and proceeds from sales of portfolio securities, excluding short-term investments, for the six months ended June 30, 1998 aggregated $37,212,439 and $44,603,327, respectively.

Morgan Stanley Dean Witter Trust FSB, an affiliate of the Investment Advisor and Administrator, is the Fund's transfer agent.

The Fund has an unfunded noncontributory defined benefit pension plan covering all independent Trustees of the Fund who will have served as independent Trustees for at least five years at the time of retirement. Benefits under this plan are based on years of service and compensation during the last five years of service. Aggregate pension costs for the six months ended June 30, 1998 included in Trustees' fees and expenses in the Statement of Operations amounted to $2,968. At June 30, 1998, the Fund had an accrued pension liability of $48,810 which is included in accrued expenses in the Statement of Assets and Liabilities.

5. SHARES OF BENEFICIAL INTEREST

Transactions in shares of beneficial interest were as follows:

                                                                                         CAPITAL
                                                                                         PAID IN
                                                                                        EXCESS OF
                                                                SHARES     PAR VALUE    PAR VALUE
                                                              ----------   ---------   ------------
Balance, December 31, 1996..................................  27,485,366   $274,853    $261,019,008
Treasury shares purchased and retired (weighted average
 discount 7.00%)*...........................................    (863,800)    (8,638)     (8,128,582)
                                                              ----------   --------    ------------
Balance, December 31, 1997..................................  26,621,566    266,215     252,890,426
Treasury shares purchased and retired (weighted average
 discount 6.39%)*...........................................    (157,100)    (1,571)     (1,527,211)
                                                              ----------   --------    ------------
Balance, June 30, 1998......................................  26,464,466   $264,644    $251,363,215
                                                              ==========   ========    ============

---------------------
* The Trustees have voted to retire the shares purchased.

MUNICIPAL INCOME TRUST II

NOTES TO FINANCIAL STATEMENTS June 30, 1998 (unaudited) continued

6. DIVIDENDS

On June 30, 1998, the Fund declared the following dividends from net investment income:

                AMOUNT         RECORD             PAYABLE
               PER SHARE        DATE                DATE
               ---------  -----------------  ------------------
               $0.045       July 10, 1998       July 24, 1998
               $0.045      August 7, 1998      August 21, 1998
               $0.045     September 4, 1998   September 18, 1998

MUNICIPAL INCOME TRUST II

FINANCIAL HIGHLIGHTS

Selected ratios and per share data for a share of beneficial interest outstanding throughout each period:

                                                       FOR THE SIX                    FOR THE YEAR ENDED DECEMBER 31*
                                                       MONTHS ENDED       -------------------------------------------------------
                                                      JUNE 30, 1998*        1997       1996          1995       1994       1993
---------------------------------------------------------------------------------------------------------------------------------
                                                       (unaudited)
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period................       $10.39           $10.11     $10.35        $ 9.75     $10.81    $ 10.46
                                                           ------           ------     ------        ------     ------    -------
Net investment income...............................         0.27             0.59       0.59          0.65       0.66       0.69
Net realized and unrealized gain (loss).............         0.01             0.31      (0.17)         0.70      (0.96)      0.35
                                                           ------           ------     ------        ------     ------    -------
Total from investment operations....................         0.28             0.90       0.42          1.35      (0.30)      1.04
                                                           ------           ------     ------        ------     ------    -------
Less dividends and distributions from:
 Net investment income..............................        (0.27)           (0.56)     (0.62)        (0.63)     (0.64)     (0.69)
 Net realized gain..................................        (0.04)           (0.08)     (0.05)        (0.12)     (0.14)     --   **
                                                           ------           ------     ------        ------     ------    -------
Total dividends and distributions...................        (0.31)           (0.64)     (0.67)        (0.75)     (0.78)     (0.69)
                                                           ------           ------     ------        ------     ------    -------
Anti-dilutive effect of acquiring treasury shares...           --             0.02       0.01         --          0.02      --
                                                           ------           ------     ------        ------     ------    -------
Net asset value, end of period......................       $10.36           $10.39     $10.11        $10.35     $ 9.75    $ 10.81
                                                           ======           ======     ======        ======     ======    =======
Market value, end of period.........................       $ 9.50           $9.625     $9.125        $10.00     $9.125    $10.875
                                                           ======           ======     ======        ======     ======    =======
TOTAL INVESTMENT RETURN+............................         1.94%(1)        12.82%     (2.29)%       18.34%     (9.61)%    10.32%

RATIOS TO AVERAGE NET ASSETS:
Expenses............................................         0.75%(2)         0.75%(3)   0.76 %(3)     0.74%      0.76 %     0.75%
Net investment income...............................         5.19%(2)         5.79%      5.91 %        6.41%      6.48 %     6.46%

SUPPLEMENTAL DATA:
Net assets, end of period, in thousands.............     $274,095         $276,675   $277,901      $287,244   $272,647   $310,180
Portfolio turnover rate.............................           14%(1)           21%        11 %          19%        10 %       12%

---------------------
 * The per share amounts were computed using an average number of shares outstanding during the period.
 **  Includes a distribution of $0.004 per share.
 + Total investment return is based upon the current market value on the last day of each period reported. Dividends and distributions are assumed to be reinvested at the prices obtained under the Fund's dividend reinvestment plan. Total investment return does not reflect brokerage commissions.
(1)  Not annualized.
(2)  Annualized.
(3)  Does not reflect the effect of expense offset of 0.01%.

                       SEE NOTES TO FINANCIAL STATEMENTS

                      (This Page Intentionally Left Blank)

TRUSTEES
-------------------------------------------------
Michael Bozic
Charles A. Fiumefreddo
Edwin J. Garn                                                MUNICIPAL
John R. Haire                                                INCOME
Wayne E. Hedien                                              TRUST II
Dr. Manuel H. Johnson
Michael E. Nugent
Philip J. Purcell
John L. Schroeder

OFFICERS
-------------------------------------------------
Charles A. Fiumefreddo
Chairman and Chief Executive Officer

Barry Fink
VIce President, Secretary and General Counsel

James F. Willison
Vice President

Thomas F. Caloia
Treasurer

TRANSFER AGENT
-------------------------------------------------
Morgan Stanley Dean Witter Trust FSB
Harborside Financial Center-Plaza Two
Jersey City, New Jersey 07311

INDEPENDENT ACCOUNTANTS
-------------------------------------------------
PricewaterhouseCoopers LLP
1177 Avenue of the Americas
New York, New York 10036

INVESTMENT ADVISOR
-------------------------------------------------
Morgan Stanley Dean Witter Advisors Inc.
Two World Trade Center
New York, New York 10048

The financial statements included herein have been taken from the records of the Fund without examination by the independent accountants and accordingly they do not express an opinion thereon.


SEMIANNUAL REPORT                                            JUNE 30, 1998